BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Related Party Transaction [Line Items]
Sales to affiliate	$ 0	$ 232	$ 0	$ 361	$ 596
Management fees to DBSI (see Note 3e(1))	45	45	90	90	180
DBSI [Member]
Related Party Transaction [Line Items]
Other accounts payable and accrued expenses	$ 53		$ 53		$ 53